Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Raw material	$169,764	$54,163
Work in process	265,220	230,646
Goods in transit	1,123,467	971,550
Inventories provision	(73,090)	(72,787)
Total inventories	$1,485,361	$1,183,572

Schedule of Provision for Inventory

The movements of provision for inventory were as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(72,787)	$(18,058)
Provision during the six months period	-	-
Foreign exchange difference	(303)	111
Balance at the end of the period	$(73,090)	$(17,947)